Outstanding Claims (Details) - Schedule of movement in outstanding claims - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	$ 292,722	$ 285,770	$ 303,255
Claims incurred but not reported	120,331	98,610	79,973
Reported claims, net	413,053	384,380	383,228
Claims paid	(134,761)	(131,151)	(209,892)
Provided during the year related to current accident year	225,950	150,799	196,709
(Released) provided during the year related to previous accident years	(11,987)	9,025	14,335
At the end of the year	492,255	413,053	384,380
Reported claims	312,334	292,722	285,770
Claims incurred but not reported	179,921	120,331	98,610
Total movement in outstanding claims	492,255	413,053	384,380
Reinsurers' share [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	(163,191)	(170,125)	(178,617)
Claims incurred but not reported	(13,021)	(17,440)	(7,975)
Reported claims, net	(176,212)	(187,565)	(186,592)
Claims paid	51,018	53,114	124,784
Provided during the year related to current accident year	(68,135)	(26,444)	(102,443)
(Released) provided during the year related to previous accident years	5,844	(15,317)	(23,314)
At the end of the year	(187,485)	(176,212)	(187,565)
Reported claims	(160,373)	(163,191)	(170,125)
Claims incurred but not reported	(27,112)	(13,021)	(17,440)
Total movement in outstanding claims	(187,485)	(176,212)	(187,565)
Net [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	129,531	115,645	124,638
Claims incurred but not reported	107,310	81,170	71,998
Reported claims, net	236,841	196,815	196,636
Claims paid	(83,743)	(78,037)	(85,108)
Provided during the year related to current accident year	157,815	124,355	94,266
(Released) provided during the year related to previous accident years	(6,143)	(6,292)	(8,979)
At the end of the year	304,770	236,841	196,815
Reported claims	151,961	129,531	115,645
Claims incurred but not reported	152,809	107,310	81,170
Total movement in outstanding claims	$ 304,770	$ 236,841	$ 196,815